Offerings	Nov. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 7,682,741
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,060.99
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note